Filed Pursuant to Rule 497

Registration File No. 333-214405

STIRA ALCENTRA GLOBAL CREDIT FUND

SUPPLEMENT NO. 7 DATED MARCH 7, 2019

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED APRIL 30, 2018

This document supplements, and should be read in conjunction with, the Fund’s prospectus and statement of additional information, each dated April 30, 2018, as supplemented by Supplement No. 1, dated May 7, 2018, Supplement No. 2, dated June 7, 2018, Supplement No. 3, dated July 18, 2018, Supplement No. 4, dated September 12, 2018, Supplement No. 5, dated September 17, 2018, and Supplement No. 6, dated December 6, 2018, relating to the Fund’s public offering of up to $3,000,000,000 in Class A Shares, Class T Shares, Class D Shares, Class I Shares, and Class C Shares. Terms used and not otherwise defined in this Supplement No. 7 shall have the same meanings as set forth in the Fund’s prospectus. The purpose of this Supplement No. 7 is to disclose:

•	an update regarding the Fund’s consideration of strategic alternatives;

•	the resignation of Richard Gann as President of the Fund; and

•	information about the Fund’s financial statements as of December 31, 2018, in the Fund’s annual report to shareholders.

Update Regarding the Fund’s Consideration of Strategic Alternatives

As previously reported in Supplement No. 5, the Fund’s Board of Trustees (the “Board”) determined to suspend the offering of the Fund’s common shares of beneficial interest, effective September 17, 2018. On December 21, 2018, the Fund entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Priority Income Fund, Inc. (“Priority”), whereby the Fund will merger with and into Priority with Priority being the surviving entity. On December 27, 2018, Priority filed a Registration Statement on Form N-14 (the “Registration Statement”), which contains a form of joint proxy statement/prospectus, with the Securities and Exchange Commission (the “SEC”). The Fund and Priority are in the process of responding to comments to the Registration Statement from the staff at the SEC. The Registration Statement must be declared effective prior to the Fund being able to schedule a meeting of shareholders to consider the terms of the Merger Agreement.

Resignation of Richard Gann as President of the Fund

Richard Gann announced his resignation as President of the Fund, effective March 1, 2019. Mr. Gann will be Head of Distribution for Prospect Capital Management as of March 11, 2019.

Financial Statements

The financial statements for the Fund’s fiscal year ended December 31, 2018 and the independent registered public accounting firm’s report are contained in the Fund’s annual report dated December 31, 2018.  The Fund’s annual report is available upon request, without charge, by writing to the Fund at 18100 Von Karman Avenue, Suite 500, Irvine, CA 92612, or by calling (877) 567-7264.  The Fund’s annual report may also be viewed on the Fund’s website at www.StiraALLternatives.com.